DWS Investment Management Americas, Inc.

5201 Gate Parkway
Jacksonville, FL 32256

December 2, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 113 to the Registration Statement on Form N-1A of DWS Short-Term Municipal Bond Fund (the “Fund”), a series of Deutsche DWS Municipal Trust (the “Trust”) (Reg. Nos. 002-57139; 811-02671)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 113 under the Securities Act of 1933 (“Securities Act”) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (“Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Amendment that it will become effective on February 1, 2021. No fees are required in connection with this filing.

The Amendment is being filed principally to reflect the addition of a front-end sales charge for Class A shares (“Material Change”). The Amendment has been electronically coded to show changes from the Prospectus and Statement of Additional Information last filed with the Commission on January 30, 2020 in Post-Effective Amendment No.110 to the Registration Statement under the Securities Act for the Fund.

Disclosure substantially similar to that being added for the Fund has been reviewed by the staff for other DWS funds, including this Fund, in previously filed Amendments. Prior to February 11, 2019, Class A shares of the Fund charged a front-end sales charge, as last shown in the Prospectus and SAI filed with the Commission on January 30, 2018 in Post-Effective Amendment No. 101 to the Registration Statement under the Securities Act for the Fund. In the Amendment, disclosure regarding the Material Change and other associated changes including applicable sales charge waivers and a contingent deferred sales charge for the Fund appears principally under “Fees and Expenses” and under “Choosing A Share Class” in the “Investing in the Fund” section of the Prospectus and in Appendix II-D and Appendix II-F of the SAI. The Amendment contains the Fund’s statutory Prospectus and Statement of Additional Information. The Trust respectfully requests selective review of only this Material Change.

Any comments or questions on this filing should be directed to the undersigned at (904) 645-4353.

Very truly yours,

/s/Rob Benson

Rob Benson

Assistant Vice President

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.